United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

_______________________Federated Institutional Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Quarter ended 4/30/10

Item 1.                      Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 14.5%
	Federal Home Loan Mortgage Corporation ARM – 5.0%
$1,434,445	2.428%, 3/1/2033	1,489,264
1,316,260	2.633%, 7/1/2030	1,352,289
10,228,911	2.855%, 4/1/2034	10,700,763
4,589,579	2.862%, 9/1/2036	4,812,790
1,063,731	2.881%, 1/1/2027	1,099,494
1,355,643	3.044%, 9/1/2025	1,412,298
446,755	3.048%, 5/1/2033	462,929
108,250	3.209%, 7/1/2033	113,102
5,339,325	3.266%, 2/1/2036	5,627,740
5,562,656	3.628%, 7/1/2036	5,822,220
570,807	3.703%, 5/1/2037	602,201
3,717,839	3.842%, 8/1/2036	3,892,656
9,862,830	4.501%, 2/1/2034	10,379,290
2,748,923	4.738%, 4/1/2038	2,900,114
	TOTAL	50,667,150
	Federal National Mortgage Association ARM – 9.5%
912,386	1.383%, 9/1/2027	924,148
181,032	1.841%, 5/1/2040	181,267
1,159,021	1.841%, 5/1/2040	1,160,529
612,492	1.841%, 8/1/2040	615,845
15,311,304	1.921%, 10/1/2034	15,753,208
842,474	2.470%, 3/1/2033	876,341
408,650	2.482%, 7/1/2033	421,518
9,153,109	2.502%, 9/1/2034	9,500,921
131,147	2.590%, 2/1/2033	137,061
12,578,299	2.597%, 1/1/2035	13,081,811
283,097	2.649%, 6/1/2028	293,920
3,079,579	2.671%, 4/1/2024	3,186,209
156,628	2.665%, 12/1/2032	164,093
5,819,525	2.810%, 8/1/2034	6,075,929
7,000,310	2.858%, 1/1/2035	7,284,005
121,005	2.963%, 8/1/2032	126,004
5,474,378	3.432%, 6/1/2036	5,716,067
721,125	3.496%, 5/1/2036	757,146
2,935,843	3.663%, 4/1/2033	3,070,250
6,459,877	3.714%, 6/1/2036	6,732,833
1,550,212	3.787%, 2/1/2037	1,620,996
9,102,189	3.892%, 5/1/2035	9,541,808
7,334,154	4.699%, 7/1/2034	7,737,532
	TOTAL	94,959,441
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $140,900,935)	145,626,591
	Collateralized Mortgage Obligations – 24.8%
	Federal Home Loan Mortgage Corporation REMIC – 11.6%
5,760,720	Series 3391 FA, 0.404%, 4/15/2018	5,765,558
6,692,407	Series 3028 FM, 0.504%, 9/15/2035	6,691,209

Principal Amount		Value
$7,561,718	Series 3085 VF, 0.574%, 12/15/2035	7,527,834
343,102	Series 2539 FK, 0.604%, 10/15/2016	343,841
2,074,185	Series 2551 CF, 0.604%, 12/15/2016	2,080,032
3,547,447	Series 2571 FB, 0.604%, 2/15/2018	3,574,159
6,460,638	Series 2758 FH, 0.604%, 3/15/2019	6,492,012
1,201,393	Series 2534 FJ, 0.604%, 4/15/2022	1,207,068
1,648,495	Series 2534 EF, 0.604%, 5/15/2022	1,656,589
2,785,557	Series 2796 FD, 0.604%, 7/15/2026	2,790,655
978,115	Series 2488 WF, 0.654%, 8/15/2017	986,307
929,883	Series 2564 EF, 0.654%, 2/15/2022	932,812
1,033,994	Series 2610 DF, 0.654%, 3/15/2033	1,038,360
6,807,997	Series 2812 LF, 0.654%, 6/15/2034	6,795,868
1,842,697	Series 2701 FH, 0.674%, 12/15/2026	1,843,624
196,467	Series 2395 FT, 0.704%, 12/15/2031	197,271
1,018,420	Series 2111 MA, 0.754%, 1/15/2029	1,025,844
1,040,560	Series 2111 MB, 0.754%, 1/15/2029	1,048,144
1,062,699	Series 2111 MC, 0.754%, 1/15/2029	1,070,445
287,722	Series 2359 FA, 0.754%, 2/15/2029	288,200
612,514	Series 2656 BF, 0.804%, 2/15/2025	613,750
79,943	Series 2452 FG, 0.804%, 3/15/2032	80,530
932,644	Series 2396 FL, 0.854%, 12/15/2031	944,217
1,232,568	Series 2389 FI, 1.004%, 6/15/2031	1,254,484
19,533,552	Series 3542 NF, 1.004%, 7/15/2036	19,587,602
3,020,271	Series 2418 FO, 1.154%, 2/15/2032	3,089,584
3,260,828	Series 2326 FJ, 1.204%, 6/15/2031	3,333,507
4,504,329	Series 2344 FP, 1.204%, 8/15/2031	4,614,902
5,078,383	Series 2412 OF, 1.204%, 12/15/2031	5,181,829
1,530,209	Series 2451 FC, 1.254%, 5/15/2031	1,565,965
1,551,383	Series 2470 FW, 1.254%, 5/15/2031	1,586,393
1,485,368	Series 2470 FX, 1.254%, 5/15/2031	1,518,888
1,139,500	Series 2481 FC, 1.254%, 5/15/2031	1,165,216
5,183,188	Series 2475 FL, 1.254%, 2/15/2032	5,303,881
3,455,458	Series 2476 FC, 1.254%, 2/15/2032	3,535,920
1,934,078	Series 2460 FE, 1.254%, 6/15/2032	1,976,953
1,942,764	Series 2470 GF, 1.254%, 6/15/2032	1,985,832
2,010,459	Series 2498 HF, 1.254%, 6/15/2032	2,055,027
381,982	Series 1146 E, 1.363%, 9/15/2021	388,190
2,884,831	Series 1632 FB, 1.513%, 11/15/2023	2,964,164
30,165	Series 1611 JA, 1.625%, 8/15/2023	30,160
	TOTAL	116,132,826
	Federal National Mortgage Association REMIC – 7.5%
1,045,235	Series 2001-61 FM, 0.506%, 10/18/2016	1,046,670
382,570	Series 2005-65 FP, 0.513%, 8/25/2035	382,769
3,041,141	Series 2006-104 FC, 0.513%, 11/25/2036	3,030,897
1,222,342	Series 2003-17 WF, 0.563%, 7/25/2017	1,225,724
1,260,302	Series 1999-42 FA, 0.563%, 10/25/2028	1,261,391
6,305,769	Series 2004-91 HF, 0.563%, 11/25/2034	6,296,497
1,020,632	Series 2003-20 FH, 0.613%, 10/25/2016	1,022,764
872,083	Series 2003-15 FW, 0.613%, 12/25/2016	874,201
2,234,174	Series 2003-54 FV, 0.613%, 1/25/2026	2,238,655

Principal Amount		Value
$116,229	Series 2003-118 FQ, 0.613%, 9/25/2033	116,298
777,035	Series 1998-22 FA, 0.656%, 4/18/2028	779,759
5,250,390	Series 2002-77 FH, 0.656%, 12/18/2032	5,279,312
952,587	Series 2003-26 QF, 0.663%, 10/25/2017	957,239
6,799,752	Series 2003-35 FY, 0.663%, 5/25/2018	6,856,667
2,222,780	Series 2003-52 NF, 0.663%, 6/25/2023	2,242,904
444,164	Series B03QRB4 FC, 0.663%, 2/25/2028	445,173
434,621	Series 2003-123 NF, 0.663%, 1/25/2030	435,001
1,111,300	Series 2002-82 FK, 0.713%, 10/25/2031	1,115,747
1,065,099	Series 2002-74 FV, 0.713%, 11/25/2032	1,071,154
4,813,013	Series 2004-51 FO, 0.713%, 7/25/2034	4,801,963
300,100	Series 2001-34 FL, 0.763%, 8/25/2031	302,631
367,877	Series 2001-68 FD, 0.763%, 12/25/2031	371,258
72,206	Series 2002-39 FB, 0.806%, 3/18/2032	72,727
104,545	Series 1993-220 FA, 0.881%, 11/25/2013	105,324
1,104,629	Series 2003-87 FP, 0.963%, 2/25/2032	1,113,304
2,133,108	Series 2002-37 F, 1.063%, 11/25/2031	2,166,463
3,474,985	Series 2002-34 FC, 1.256%, 12/18/2031	3,554,597
1,584,630	Series 2002-75 FD, 1.256%, 11/18/2032	1,620,727
3,933,970	Series 2002-17 JF, 1.263%, 4/25/2032	4,025,052
8,683,806	Series 2002-47 NF, 1.263%, 4/25/2032	8,887,669
2,824,519	Series 2002-64 FJ, 1.263%, 4/25/2032	2,889,914
4,046,085	Series 2002-82 FC, 1.263%, 9/25/2032	4,137,830
1,899,000	Series 2002-53 FG, 1.363%, 7/25/2032	1,951,125
1,682,395	Series 1993-165 FE, 1.431%, 9/25/2023	1,728,504
886,957	Series 1993-62 FA, 2.814%, 4/25/2023	902,897
	TOTAL	75,310,807
	Government National Mortgage Association REMIC – 0.2%
561,912	Series 2001-22 FG, 0.606%, 5/16/2031	565,328
558,588	Series 2001-21 FB, 0.656%, 1/16/2027	562,117
889,106	Series 1999-43 FA, 0.706%, 11/16/2029	895,371
	TOTAL	2,022,816
	Fannie Mae – 5.5%
11,651,633	Fannie Mae BA 4035 BA 4035 FB, 0.763%, 8/25/2039	11,665,825
17,210,390	Fannie Mae FA, 0.763%, 9/25/2038	17,275,206
26,216,354	Fannie Mae GS 3381 GS 3381 FC, 0.863%, 2/25/2037	26,494,442
	TOTAL	55,435,473
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $246,182,483)	248,901,922
	GOVERNMENT AGENCIES – 17.5%
	Fannie Mae – 2.5%
25,000,000	0.160%, 8/11/2011	24,999,834
	Federal Home Loan Bank Floating Rate Notes – 4.0%;1
20,000,000	0.129%, 8/05/2011	19,999,892
20,000,000	0.268%, 10/29/2010	19,999,103
	TOTAL	39,998,995
	Federal Home Loan Bank Notes – 5.6%
6,000,000	0.500% 4/06/2011	6,002,167
15,000,000	0.550% 3/23/2011	15,006,727
5,000,000	0.650% 5/25/2011	4,999,700

Principal Amount		Value
$29,480,000	4.875% 5/14/2010	29,533,424
	TOTAL	55,542,018
	Federal Home Loan Mortgage Corp. Discount Notes – 0.5%
5,000,000	8/11/2010	4,997,107
	Federal Home Loan Mortgage Corporation Notes – 3.9%
15,000,000	0.194%, 7/12/2010	14,998,467
15,000,000	0.216%, 9/19/2011	14,999,842
9,175,000	4.125%, 10/18/2010	9,328,379
	TOTAL	39,326,688
	Federal National Mortgage Association Discount Notes – 1.0%
10,000,000	7/1/2010	9,996,999
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $174,807,379)	174,861,641
	Mortgage-Backed Securities – 0.1%
	Federal National Mortgage Association – 0.1%
67,015	7.500%, 30 Year, 1/1/2032	73,582
376,715	7.500%, 30 Year, 8/1/2032	413,954
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $472,156)	487,536
	U.S. Treasury – 1.1%
10,680,900	2.000%, 4/15/2012 (IDENTIFIED COST $11,218,805)	11,235,806
	Repurchase Agreements – 42.3%
23,871,000	Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158.	23,871,000
100,000,000	Interest in $1,638,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,638,028,665 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,673,407,683.	100,000,000
100,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.20%, dated 4/30/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,025,000 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,025,500.	100,000,000
200,000,000	Interest in $415,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $415,007,263 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $423,307,445.	200,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	423,871,000
	TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $997,452,758)[2]	1,004,984,496
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[3]	(3,089,767)
	TOTAL NET ASSETS — 100%	$1,001,894,729
1	Represents the current interest rate for the floating rate security.
2	At April 30, 2010, the cost of investments for federal tax purposes was $997,452,758. The net unrealized appreciation of investments for federal tax purposes was $7,531,738. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,588,198 and net unrealized depreciation from investments for those securities having an excess of cost over value of $56,460.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010